(Write-down) and Gain on Sale of Vessels - Additional Information (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) vessel
Property, Plant and Equipment [Line Items]
Write-down of assets related to newbuildings		$ 332,125,000	$ 223,355,000	$ 318,078,000
Carrying value		4,923,267,000	5,312,052,000
Proceeds from sale of vessels and equipment		33,341,000	30,049,000	13,100,000
Navion Scandia
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment			10,800,000
Navion Britannia
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment			10,400,000
Navion Scandia and Navion Britannia
Property, Plant and Equipment [Line Items]
Write-down of assets related to newbuildings			(5,300,000)
Navion Marita
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment	$ 5,700,000
FPSO Segment
Property, Plant and Equipment [Line Items]
Write-down of assets related to newbuildings		227,400,000	180,200,000	$ 265,200,000
Number of vessels | vessel				2
FSO Segment
Property, Plant and Equipment [Line Items]
Write-down of assets related to newbuildings		(11,200,000)		$ 1,100,000
Petrojarl Cidade de Rio das Ostras and Piranema Spirit FPSO Unit | FPSO Segment
Property, Plant and Equipment [Line Items]
Write-down of assets related to newbuildings		338,000,000	180,200,000
Ostras FPSO [Member] | FPSO Segment
Property, Plant and Equipment [Line Items]
Write-down of assets related to newbuildings		4,400,000
Navion Hispania and Stena Sirita | Shuttle Tankers
Property, Plant and Equipment [Line Items]
Write-down of assets related to newbuildings		2,300,000
Pattani Spirit | FSO Segment
Property, Plant and Equipment [Line Items]
Write-down of assets related to newbuildings		(11,200,000)
Proceeds from sale of vessels and equipment		15,700,000
Nordic Spirit | Shuttle Tankers
Property, Plant and Equipment [Line Items]
Write-down of assets related to newbuildings		(8,900,000)
Alexita Spirit | Shuttle Tankers
Property, Plant and Equipment [Line Items]
Write-down of assets related to newbuildings		(8,700,000)
Nordic Spirit and Alexita Spirit | Shuttle Tankers
Property, Plant and Equipment [Line Items]
Write-down of assets related to newbuildings		(1,300,000)
HiLoad DP Unit | Shuttle Tankers
Property, Plant and Equipment [Line Items]
Write-down of assets related to newbuildings			19,200,000	26,300,000
Carrying value		$ 0
Nordic Spirit and Stena Spirit | Shuttle Tankers
Property, Plant and Equipment [Line Items]
Write-down of assets related to newbuildings			$ 29,700,000
Navion Brasilia, Nordic Rio and Navion Marita Shuttle Tankers | Shuttle Tankers
Property, Plant and Equipment [Line Items]
Write-down of assets related to newbuildings				25,200,000
Nordic Rio Shuttle Tankers
Property, Plant and Equipment [Line Items]
Write-down of units				10,800,000
Navion Marita
Property, Plant and Equipment [Line Items]
Write-down of assets related to newbuildings				$ 5,100,000
50% owned subsidiary
Property, Plant and Equipment [Line Items]
Ownership interest percentage			50.00%	50.00%
50% owned subsidiary | Nordic Spirit and Stena Spirit | Shuttle Tankers
Property, Plant and Equipment [Line Items]
Write-down of assets related to newbuildings			$ (14,800,000)